Average Annual Total Returns	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index One Year	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Five Years	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A One Year	Prospectus #1 Calvert High Yield Bond Fund Class A Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class C One Year	Prospectus #1 Calvert High Yield Bond Fund Class C Five Years	Prospectus #1 Calvert High Yield Bond Fund Class C Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class C Inception Date	Prospectus #1 Calvert High Yield Bond Fund Class I One Year	Prospectus #1 Calvert High Yield Bond Fund Class I Five Years	Prospectus #1 Calvert High Yield Bond Fund Class I Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 One Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 Five Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Inception Date	Prospectus #1 Calvert Income Fund Bloomberg Barclays U.S. Credit Index One Year	Prospectus #1 Calvert Income Fund Bloomberg Barclays U.S. Credit Index Five Years	Prospectus #1 Calvert Income Fund Bloomberg Barclays U.S. Credit Index Ten Years	Prospectus #1 Calvert Income Fund Class A One Year	Prospectus #1 Calvert Income Fund Class A Five Years	Prospectus #1 Calvert Income Fund Class A Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Income Fund Class C One Year	Prospectus #1 Calvert Income Fund Class C Five Years	Prospectus #1 Calvert Income Fund Class C Ten Years	Prospectus #1 Calvert Income Fund Class I One Year	Prospectus #1 Calvert Income Fund Class I Five Years	Prospectus #1 Calvert Income Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Bloomberg Barclays Long U.S. Credit Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg Barclays Long U.S. Credit Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg Barclays Long U.S. Credit Index Ten Years	Prospectus #1 Calvert Core Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Core Bond Fund Class A One Year	Prospectus #1 Calvert Core Bond Fund Class A Five Years	Prospectus #1 Calvert Core Bond Fund Class A Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Core Bond Fund Class I One Year	Prospectus #1 Calvert Core Bond Fund Class I Five Years	Prospectus #1 Calvert Core Bond Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Class I Inception Date	Prospectus #1 Calvert Core Bond Fund Class R6 One Year	Prospectus #1 Calvert Core Bond Fund Class R6 Five Years	Prospectus #1 Calvert Core Bond Fund Class R6 Ten Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg Barclays 1-5 Year U.S. Credit Index One Year	Prospectus #1 Calvert Short Duration Income Fund Bloomberg Barclays 1-5 Year U.S. Credit Index Five Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg Barclays 1-5 Year U.S. Credit Index Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A One Year	Prospectus #1 Calvert Short Duration Income Fund Class A Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class C One Year	Prospectus #1 Calvert Short Duration Income Fund Class C Five Years	Prospectus #1 Calvert Short Duration Income Fund Class C Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class I One Year	Prospectus #1 Calvert Short Duration Income Fund Class I Five Years	Prospectus #1 Calvert Short Duration Income Fund Class I Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 One Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 Five Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg Barclays 9-12 Months Short Treasury Index One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg Barclays 9-12 Months Short Treasury Index Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg Barclays 9-12 Months Short Treasury Index Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Inception Date
Total	6.17%	8.43%	6.62%	1.18%	5.50%	5.11%	(0.63%)	3.43%	2.80%	0.63%	3.30%	2.88%	4.37%	5.51%	4.68%	Oct. 31, 2011	5.44%	6.63%	5.92%	5.52%	6.66%	5.93%	Feb. 01, 2019	9.35%	6.43%	5.40%	4.19%	5.39%	4.07%	2.92%	3.99%	2.76%	2.47%	3.58%	2.58%	6.50%	5.39%	3.71%	8.56%	6.53%	4.97%	13.32%	10.01%	8.23%	7.51%	4.43%	3.84%	10.25%	7.96%	6.52%	8.29%	6.11%	4.55%	6.39%	5.48%	4.29%	14.88%	9.17%	7.17%	Jan. 31, 2015	14.88%	9.17%	7.17%	5.19%	3.53%	3.04%	1.61%	2.64%	2.15%	0.62%	1.64%	1.21%	1.03%	1.59%	1.25%	2.74%	2.45%	1.67%	4.76%	3.53%	2.88%	4.81%	3.54%	2.89%	Feb. 01, 2019	1.69%	1.59%	0.93%	0.65%	1.67%	1.27%	0.14%	0.99%	0.72%	0.38%	0.98%	0.73%	0.90%	1.96%	1.47%	Jan. 31, 2014	0.94%	1.97%	1.48%	Oct. 03, 2017